SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 21, 2024
Income Tax Disclosure [Abstract]
Deferred income tax assets:	$ 3,101,837	$ 1,514,477
Valuation allowance	(3,101,837)	(1,514,477)
Net deferred tax asset